Annual Total Returns[BarChart] - Invesco VI Global Strategic Income Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.85%	13.53%	(0.13%)	2.84%	(2.26%)	6.53%	6.27%	(4.40%)	10.80%	3.40%